11. Inventories (Tables)	12 Months Ended
Dec. 31, 2020
Inventories Abstract
Inventories
	2020	2019
	ARS 000	ARS 000

Non-current:
Materials and spare parts	824,700	364,605
Provision for obsolete inventory	(166,579)	(168,330)
	658,121	196,275
Current:
Materials and spare parts	783,889	882,658
Fuel oil	7,461	10,157
Diesel oil	12,876	2,437
	804,226	895,252